Summary of earnings per share and weighted average number of shares (Details)		6 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2023 AUD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 AUD ($) $ / shares shares
Notes and other explanatory information [abstract]
From continuing operations | $			$ (6,419,264)		$ (5,460,298)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	[1]		115,417,246		9,233,965,143
Weighted average number of ordinary shares used as the denominator in calculating diluted loss per share	[1]		115,417,246		9,233,965,143
Basic loss per share | (per share)		$ 5.56	$ 5.56	$ 0.06	$ 0.06
Diluted loss per share | (per share)		$ 5.56	$ 5.56	$ 0.06	$ 0.06

[1]	The calculation of diluted loss per share - potential ordinary shares are considered anti-dilutive, therefore diluted loss per share is equivalent to basic loss per share.